Commitments and contingencies (Disclosure of commitments and contingencies) (Details)	Dec. 31, 2025 CAD ($)
Disclosure of contingent liabilities [line items]
PBJL Share transfer	$ 719,450
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
PBJL Share transfer	719,450
Over 1 year [Member]
Disclosure of contingent liabilities [line items]
PBJL Share transfer	$ 0